Securitisations and Covered Bonds	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Securitisations and Covered Bonds

11. SECURITISATIONS AND COVERED BONDS

The information in this Note relates to securitisations and covered bonds for consolidated structured entities, used to obtain funding or collateral. It excludes unconsolidated structured entities, including credit protection vehicles that are described in more detail in Note 15.

The gross assets securitised, or for the covered bond programme assigned, at 30 June 2019 and 31 December 2018 were:

	30 June 2019 £m	31 December 2018 £m
Mortgage-backed master trust structures:
– Holmes	4,256	4,414
– Fosse	4,200	4,646
– Langton	2,671	3,034

	11,127	12,094

Other asset-backed securitisation structures:
– Motor	737	1,055
– Auto ABS UK Loans	1,358	1,468

	2,095	2,523

Total securitisation programmes	13,222	14,617

Covered bond programme:
– Euro 35bn Global Covered Bond Programme	23,157	21,578

Total securitisation and covered bond programmes	36,379	36,195

The following table sets out the internal and external issuances and redemptions for the half year ended 30 June 2019 and the half year ended 30 June 2018 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H119	H118	H119	H118	H119	H118	H119	H118
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
– Holmes	—	—	—	1.0	—	—	0.8	—
– Fosse	—	—	—	—	—	—	—	0.4
Other asset-backed securitisation structures:
– Motor	—	—	—	—	0.1	0.1	0.2	—
– Auto ABS UK Loans	—	—	—	—	—	—	0.1	—
Covered bond programme	—	—	1.9	2.4	—	0.5	—	1.9

	—	—	1.9	3.4	0.1	0.6	1.1	2.3